SUBSEQUENT EVENTS (Details Narrative) - USD ($) $ / shares in Units, $ in Millions	Jan. 10, 2022	Jan. 05, 2022	Dec. 31, 2021	Dec. 22, 2021
Subsequent Event [Line Items]
Warrant exercise price			$ 0.01
Subsequent Event [Member] | Medigap Health Insurance Company [Member]
Subsequent Event [Line Items]
Business combination, consideration transferred	$ 22,900,000.0
Securities Purchase Agreement [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Warrant exercise price				$ 4.09
Securities Purchase Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from private placement		$ 20,000,000.0
Warrant term		5 years
Securities Purchase Agreement [Member] | Subsequent Event [Member] | Common Stock [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right		244,539
Warrant exercise price		$ 4.09